PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES [abstract]
Schedule of fixed assets depreciation
Buildings (a)	20 to 40 years
Tracks, bridges and service roads (a)	16 to 100 years
Locomotives and rolling stock	20 years
Communications and signalling systems	8 to 20 years
Other machinery and equipment	4 to 25 years